Note 4 - Notes Payable (Details) (USD $)	12 Months Ended				1 Months Ended											1 Months Ended									1 Months Ended	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Apr. 19, 2013	Apr. 19, 2013 Event of Default [Member] Senior Credit Facility [Member]	Apr. 19, 2013 Event of Default [Member] Junior Term Loan B [Member]	Apr. 19, 2013 Prepayment Conditions of Senior Credit Facility [Member]	Apr. 19, 2013 Prepayment or Termination Occurs Prior to April 19, 2014 [Member] Senior Credit Facility [Member]	Apr. 19, 2013 Prepayment or Termination Occurs Prior to April 19, 2015 [Member] Senior Credit Facility [Member]	Apr. 19, 2013 Prepayment or Termination Occurs Prior to April 19, 2016 [Member] Senior Credit Facility [Member]	Apr. 19, 2013 Prepayment or Termination Occurs Prior to the Thirteenth Month Following April 19, 2013 [Member] Junior Credit Agreement [Member]	Apr. 19, 2013 Prepayment or Termination Occurs from the Thirteenth Month Following April 19, 2013 but Prior to the Twenty-Fifth Month Thereafter [Member] Junior Credit Agreement [Member]	Apr. 19, 2013 Prepayment or Termination Occurs from the Twenty-Fifth Month Following April 19, 2013 but Prior to the Thirty-First Month Thereafter [Member] Junior Credit Agreement [Member]	Apr. 19, 2013 Prepayment or Termination Occurs from the Thirty-First Month Following April 19, 2013 but Prior to the Thirty-Seventh Month Thereafter [Member] Junior Credit Agreement [Member]	Apr. 19, 2013 Prepayment or Termination Occurs the Thirty-Seventh Month Following April 19, 2013 but Prior to the Forty-Third Month Thereafter [Member] Junior Credit Agreement [Member]	Apr. 19, 2013 Base Rate [Member] Senior Credit Facility [Member]	Jan. 31, 2011 Base Rate [Member]	Apr. 19, 2013 London Interbank Offered Rate (LIBOR) [Member] Senior Credit Facility [Member]	Apr. 19, 2013 London Interbank Offered Rate (LIBOR) [Member]	Jan. 31, 2011 London Interbank Offered Rate (LIBOR) [Member]	Apr. 19, 2013 Current Rate of Interest of Senior Credit Facility [Member] Junior Term Loan B [Member]	Apr. 19, 2013 Senior Credit Facility [Member]	Apr. 19, 2013 Junior Term Loan A [Member]	Apr. 19, 2013 Junior Term Loan B [Member]	Apr. 19, 2013 Junior Credit Agreement [Member]	Jan. 31, 2013 Revolving Credit Facility [Member]
Note 4 - Notes Payable (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)																						$ 24,000,000	$ 2,500,000	$ 7,500,000		$ 2,000,000
Debt Instrument, Basis Spread on Variable Rate																7.25%	1.25%	8.50%		4.25%	4.00%					5.25%
Debt Instrument, Interest Rate, Increase (Decrease)					2.00%	2.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum																			1.50%
Debt Instrument, Periodic Payment, Principal (in Dollars)																						600,000
Percentage of Excess Cash Flow							50.00%
Percentage of Net Cash Proceeds from Asset Sales, Debt Issuances or Equity Issuances							100.00%
Percentage of Cash Received in Ordinary Course of Business, Net of Reasonable Collection Costs							100.00%
Minimum Unrestricted Cash on Hand (in Dollars)																						5,000,000
Prepayment Fee								3.00%	2.00%	1.00%	5.00%	4.00%	3.00%	2.00%	1.00%
Proceeds from a Debt or Equity Issuance to be Used for Repayment of Debt (in Dollars)																						10,000,000
Debt Instrument, Unamortized Discount (in Dollars)																							315,000
Debt Instrument, Interest Rate, Stated Percentage																							12.00%	16.00%
Percentage of Interest to be Paid in Cash																								12.00%
Percentage of Outstanding Shares of Common Stock				45.00%
Percentage of Issued and Outstanding Capital Stock				100.00%
Percentage of Looser Ratios																									15.00%
Indebtedness Principal Balance Threshold (in Dollars)																									575,000
Stock Issued During Period, Shares, Other (in Shares)																									31,500
Stock Issued During Period, Shares, Issued for Services (in Shares)																									31,500
Notes Payable			5,000,000
Interest Expense, Debt	0	108,382	464,677
Line of Credit Facility, Maximum Borrowing Capacity																						$ 24,000,000	$ 2,500,000	$ 7,500,000		$ 2,000,000